State Street SP 500 Consumer Staples Market Sector SPDR ETF Investment Objectives and Goals - State Street SP 500 Consumer Staples Market Sector SPDR ETF	Sep. 30, 2026
Prospectus [Line Items]
Risk/Return [Heading]	State Street® S&P 500® Consumer Staples Market Sector SPDR ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The State Street S&P 500 Consumer Staples Market Sector SPDR ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the total return performance of an index derived from the Consumer Staples sector of a U.S. large-capitalization equity index.